Research and Development incentives receivables (Tables)	12 Months Ended
Dec. 31, 2025
Research and Development incentives receivables
Schedule of the classifications of R&D incentives receivables

	December 31,
	2025	2024

	(Euro, in thousands)
Non-current R&D incentives receivables	€126,662	€132,729
Current R&D incentives receivables	31,208	39,882
Total R&D incentives receivables	€157,870	€172,611

Schedule of maturities of non-current R&D incentives receivables

	December 31, 2025
	Maturity date
	2027	2028	2029	2030	2031-2034	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€12,215	6,127	1,552	—	—	€19,894

Belgian non-current R&D incentives receivables - discounted value	20,646	20,449	37,942	19,712	8,019	106,768

Total non-current R&D incentives receivables - discounted value	€32,861	€26,576	39,494	19,712	8,019	€126,662